Right-of-Use Assets and Lease liabilities - Reconciliation Of Changes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Right of Use Assets
Beginning of financial year	€ 973	€ 287
Depreciation charge	(235)	(30)
Ending of financial year	10,337	973	€ 287
Lease liabilities
Lease liabilities at 1 January (current and non-current lease)	993	279	507
Acquisition of subsidiaries		1,299
Additions during the year	11,909
Exchange differences	30	(16)
Cash paid for lease obligations	(1,961)	(569)	(228)
Total lease liabilities at 31 December	10,971	993	279
Current	1,274	601	279
Non-current	9,697	392
Cost
Right of Use Assets
Beginning of financial year	3,134	2,145	1,572
Additions	10,864		573
Disposals	(893)
Acquisition of businesses		1,033
Exchange differences	219	(44)
Ending of financial year	13,324	3,134	2,145
Accumulated depreciation
Right of Use Assets
Beginning of financial year	(2,161)	(1,858)	(1,108)
Disposals	(729)
Exchange differences	176	(31)
Depreciation charge	1,379	(334)	(750)
Ending of financial year	€ (2,987)	(2,161)	(1,858)
Leasehold equipment
Right of Use Assets
Initial term of lease	13 months
Beginning of financial year		83
Ending of financial year			83
Leasehold equipment | Cost
Right of Use Assets
Beginning of financial year	€ 464	464
Additions			464
Disposals	(464)
Ending of financial year		464	464
Leasehold equipment | Accumulated depreciation
Right of Use Assets
Beginning of financial year	(464)	(381)
Disposals	(464)
Depreciation charge		(83)	(381)
Ending of financial year		(464)	(381)
Warehouse facilities
Right of Use Assets
Beginning of financial year	385
Ending of financial year		385
Warehouse facilities | Cost
Right of Use Assets
Beginning of financial year	409
Disposals	(429)
Acquisition of businesses		421
Exchange differences	20	(12)
Ending of financial year		409
Warehouse facilities | Accumulated depreciation
Right of Use Assets
Beginning of financial year	(24)
Disposals	(265)
Exchange differences	6	(6)
Depreciation charge	235	(30)
Ending of financial year		(24)
Office space
Right of Use Assets
Beginning of financial year	588	204
Ending of financial year	10,337	588	204
Office space | Cost
Right of Use Assets
Beginning of financial year	2,261	1,681	1,572
Additions	10,864		109
Acquisition of businesses		612
Exchange differences	199	(32)
Ending of financial year	13,324	2,261	1,681
Office space | Accumulated depreciation
Right of Use Assets
Beginning of financial year	(1,673)	(1,477)	(1,108)
Exchange differences	170	(25)
Depreciation charge	1,144	(221)	(369)
Ending of financial year	€ (2,987)	€ (1,673)	€ (1,477)